Condensed Financial Information of The Parent Company (Details) - Schedule of cash flow - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ (801,208)
Payment on behalf of VIE	(3,017,337)
Loan to subsidiary	(15,853,200)
Cash flows from investing activities	(18,870,537)
Cash receipts from equity issuance, net of issuance cost	20,947,182
Cash flows from financing activities	20,947,182
Effect of exchange rate changes
Net increase in cash, cash equivalents and restricted cash	1,275,437
Cash, cash equivalents and restricted cash, at beginning of year
Cash, cash equivalents and restricted cash, at end of year	$ 1,275,437